STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash	$ 364,271	$ 351,777
Investment in Portfolio Funds (Cost $310,987,490 at 2013 and $565,995,535 at 2012)	297,556,960	543,641,020
Receivable from Portfolio Fund	15,633,240	16,572,631
TOTAL ASSETS	313,554,471	560,565,428
LIABILITIES:
Sponsor fee payable	540,195	933,374
Redemptions payable	15,194,904	16,058,487
Other liabilities	537,344	503,803
Total liabilities	16,272,443	17,495,664
MEMBERS' CAPITAL:
Members' Interest (287,991,182 Units and 505,619,472 Units outstanding, unlimited Units authorized)	297,282,028	543,069,764
Total members' capital	297,282,028	543,069,764
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 313,554,471	$ 560,565,428